Goodwill (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill (Textual) [Abstract]
Impairment on existing goodwill	$ 0	$ 0	$ 0